SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) ( Details) - item	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Number of reportable segments	1
Segment information and revenues from principal customers:
Number of customers exceeding threshold	2	3	2
Brazil [Member] | Revenues [Member] | Customers [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues	14.30%	22.20%	10.70%
Philippines [Member] | Revenues [Member] | Customers [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues	43.20%	14.90%	15.50%
Israel [Member] | Revenues [Member] | Customers [Member]
Segment information and revenues from principal customers:
Single customer purchases percent of total revenues		11.70%